Auditor fees	12 Months Ended
Dec. 31, 2017
Auditor fees
Auditor fees

24. Auditor fees

The fees for services provided by our external auditor, Deloitte Accountants B.V., are specified below for each of the financial years indicated:

	2017	2016	2015
	(€ in thousands)
Audit fees	175	165	193
Audit-related fees	140	39	—
Tax fees	—	—	—
All other fees	—	—	—
	315	204	193

Audit fees

Consist of aggregate fees for professional services provided in connection with the annual audit of our financial statements, the review of our quarterly financial statements, consultations on accounting matters directly related to the audit, and comfort letters, consents and assistance with and review of documents filed with the SEC.